Lease - Schedule of Lease Expense (Details)	6 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Lease Expense [Abstract]
Operating lease cost	$ 210,000	$ 27,035	$ 192,986